Quarterly Report
May 31, 2026
SSGA Funds
State Street International Stock Selection Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedule of Investments (Unaudited)	5

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.6%
Aurizon Holdings Ltd.	377,726	$1,137,546
BHP Group Ltd. (a)	100,149	4,485,205
Brambles Ltd.	105,229	1,253,245
Downer EDI Ltd.	135,966	794,509
Helia Group Ltd.	180,059	625,086
Perseus Mining Ltd.	240,913	895,218
Regis Resources Ltd.	116,910	514,258
Resolute Mining Ltd. (b)	90,887	83,943
Telstra Group Ltd.	627,463	2,349,653
Ventia Services Group Pty. Ltd.	269,129	1,201,241
		13,339,904
BELGIUM — 2.2%
Ageas SA	14,042	1,090,814
Anheuser-Busch InBev SA (a)	7,336	590,413
KBC Group NV	17,139	2,277,966
Umicore SA	43,018	1,268,454
		5,227,647
CHINA — 2.4%
SITC International Holdings Co. Ltd.	515,000	2,275,045
Wilmar International Ltd.	505,800	1,422,779
Yangzijiang Shipbuilding Holdings Ltd.	701,600	2,001,038
		5,698,862
DENMARK — 1.6%
D/S Norden AS	5,350	247,305
Danske Bank AS	52,928	2,786,923
Jyske Bank AS	4,439	635,949
		3,670,177
FINLAND — 2.0%
Nokia OYJ	120,603	1,756,985
Nordea Bank Abp	155,662	2,990,361
		4,747,346
FRANCE — 6.3%
AXA SA	10,857	503,125
BNP Paribas SA	13,371	1,449,642
Carmila SA REIT	43,943	854,935
Cie de Saint-Gobain SA	5,151	470,196
Cie des Alpes	10,093	263,115
Covivio SA REIT	6,991	450,525
Derichebourg SA	44,788	529,721
Eiffage SA	13,772	2,003,941
Elis SA	7,393	233,861
Engie SA	87,499	2,701,497
Ipsen SA	8,619	1,574,331
Kaufman & Broad SA	3,629	107,303
Legrand SA	242	41,677
Opmobility	26,218	509,780
Rexel SA	3,762	161,522
Rubis SCA	5,356	221,652
Societe Generale SA	33,383	2,789,123
Security Description	Shares	Value
Valeo SE	3,808	$58,941
		14,924,887
GERMANY — 7.4%
Bayer AG	8,785	374,316
Bilfinger SE	7,241	739,439
Commerzbank AG	58,542	2,530,582
Daimler Truck Holding AG	45,696	2,246,587
Deutsche Bank AG	88,299	2,869,355
Deutsche Telekom AG	97,176	3,271,167
Fresenius SE & Co. KGaA	41,258	1,745,433
Indus Holding AG (b)	9,778	344,433
MBB SE	228	48,401
RWE AG	39,720	2,527,732
Schaeffler AG	46,331	570,667
Siemens AG	667	209,901
		17,478,013
HONG KONG — 1.4%
AIA Group Ltd.	107,000	1,122,989
DFI Retail Group Holdings Ltd.	40,600	162,400
Hutchison Port Holdings Trust Stapled Security	342,700	70,253
WH Group Ltd. (c)	1,784,500	2,060,729
		3,416,371
IRELAND — 1.2%
AerCap Holdings NV	17,600	2,453,264
AIB Group PLC	24,503	288,661
		2,741,925
ISRAEL — 2.4%
Bank Hapoalim BM	96,116	2,471,506
Bank Leumi Le-Israel BM	103,394	2,622,346
Ituran Location & Control Ltd.	3,900	255,645
Plus500 Ltd.	7,273	434,094
		5,783,591
ITALY — 4.3%
Credito Emiliano SpA	19,518	350,593
Enel SpA	279,999	3,143,436
Eni SpA (a)	103,466	2,718,982
OVS SpA (c)	184,946	1,208,037
Ryanair Holdings PLC	70,118	2,055,273
UniCredit SpA	8,866	767,738
		10,244,059
IVORY COAST — 0.6%
Endeavour Mining PLC	21,526	1,331,757
JAPAN — 22.4%
ADEKA Corp.	20,600	555,145
Aisin Corp.	152,000	2,303,406
Artience Co. Ltd. (a)	13,500	355,163
Asahi Kasei Corp.	104,000	1,166,911
Astellas Pharma, Inc.	161,200	2,310,737
Bridgestone Corp.	17,400	376,154
Brother Industries Ltd.	26,200	617,390
Canon Marketing Japan, Inc. (a)	49,500	1,107,079
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
Cosmo Energy Holdings Co. Ltd.	19,600	$460,141
Dai Nippon Printing Co. Ltd.	7,300	126,987
Exedy Corp.	25,900	1,014,762
FCC Co. Ltd.	40,900	893,680
Fuji Corp.	12,200	608,066
Fujitsu Ltd.	3,200	67,671
Hachijuni Nagano Bank Ltd.	5,500	80,239
Hamakyorex Co. Ltd.	6,400	76,150
Inpex Corp.	18,100	409,584
JTEKT Corp.	95,300	1,296,078
Kanamoto Co. Ltd.	3,800	118,702
Kanematsu Corp.	78,700	1,066,118
Kansai Electric Power Co., Inc.	3,000	43,993
Kawasaki Kisen Kaisha Ltd. (a)	96,500	1,526,889
Koito Manufacturing Co. Ltd.	70,700	1,241,628
Komatsu Ltd.	58,500	2,415,813
Lintec Corp.	36,200	1,306,941
Mabuchi Motor Co. Ltd. (a)	108,800	1,059,889
Makita Corp.	37,400	1,299,542
Max Co. Ltd.	10,000	104,166
Mitsubishi Electric Corp.	61,200	2,520,011
Morita Holdings Corp.	10,200	157,677
Nachi-Fujikoshi Corp.	6,200	225,787
NGK Corp.	35,000	1,388,001
NHK Spring Co. Ltd.	44,100	993,783
Nishio Holdings Co. Ltd.	5,100	122,965
Nomura Holdings, Inc.	326,500	2,634,304
Noritsu Koki Co. Ltd.	19,200	256,297
Ono Pharmaceutical Co. Ltd.	39,300	590,370
Osaka Gas Co. Ltd.	57,000	1,918,670
OSG Corp. (a)	55,100	1,184,928
Otsuka Holdings Co. Ltd.	15,300	1,125,417
Raito Kogyo Co. Ltd.	45,100	1,151,110
Sakata INX Corp. (a)	23,900	352,351
Sankyu, Inc.	8,500	479,211
SCREEN Holdings Co. Ltd.	6,100	425,907
Sojitz Corp.	16,600	561,897
Sompo Holdings, Inc.	22,900	856,674
Stanley Electric Co. Ltd.	2,300	51,281
Sumitomo Bakelite Co. Ltd.	4,400	190,626
Sumitomo Electric Industries Ltd.	5,200	410,900
Taisei Corp.	3,000	263,900
Takara Standard Co. Ltd.	13,900	259,122
TDK Corp.	149,900	3,866,444
Tokyo Century Corp.	22,300	330,723
Tokyo Electron Ltd.	5,400	1,777,340
Tokyo Gas Co. Ltd.	12,900	516,761
Toyo Seikan Group Holdings Ltd.	23,400	571,538
Toyota Motor Corp.	85,800	1,638,801
Tsubakimoto Chain Co.	71,700	1,216,422
Valor Holdings Co. Ltd.	15,100	324,726
Yokogawa Electric Corp.	5,100	160,143
Yokohama Rubber Co. Ltd.	12,100	545,417
Yurtec Corp.	5,400	81,476
		53,160,004
Security Description	Shares	Value
LUXEMBOURG — 1.1%
ArcelorMittal SA	37,620	$2,602,959
NETHERLANDS — 3.9%
ASML Holding NV	2,622	4,235,134
Koninklijke BAM Groep NV	103,422	1,343,834
Koninklijke KPN NV	56,950	296,661
NN Group NV	29,688	2,482,140
SBM Offshore NV	25,721	979,231
		9,337,000
NORWAY — 0.6%
Equinor ASA	31,177	1,129,884
Hoegh Autoliners ASA	3,716	55,058
MPC Container Ships ASA	64,370	168,331
		1,353,273
PORTUGAL — 0.9%
Banco Comercial Portugues SA Class R	1,836,380	2,082,835
SINGAPORE — 2.4%
Hong Leong Asia Ltd.	158,200	421,454
Oversea-Chinese Banking Corp. Ltd.	166,200	3,047,271
STMicroelectronics NV	33,842	2,326,951
		5,795,676
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA	2,131	308,960
Banco Bilbao Vizcaya Argentaria SA	65,458	1,535,403
Banco Santander SA	223,758	2,799,914
Prosegur Cia de Seguridad SA	50,491	155,182
Repsol SA	80,816	2,077,573
		6,877,032
SWEDEN — 2.3%
AcadeMedia AB (c)	11,612	128,783
Attendo AB (c)	76,596	978,905
Loomis AB	22,559	1,114,622
Peab AB Class B	29,980	294,829
Telefonaktiebolaget LM Ericsson Class B	219,827	2,859,411
		5,376,550
SWITZERLAND — 3.6%
Avolta AG	42,680	2,695,694
EFG International AG	18,370	383,615
Logitech International SA	19,745	2,400,616
Nestle SA	5,082	517,217
Sandoz Group AG	21,005	1,765,330
Temenos AG	1,209	104,629
UBS Group AG	16,285	772,784
		8,639,885
UNITED KINGDOM — 14.4%
AstraZeneca PLC	5,586	1,038,278
Barclays PLC	541,248	3,337,991
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC	37,867	$2,341,203
CK Hutchison Holdings Ltd.	119,500	1,074,248
Drax Group PLC	81,251	866,065
GSK PLC	134,745	3,414,190
HSBC Holdings PLC	79,592	1,493,751
Imperial Brands PLC	55,426	2,012,353
International Consolidated Airlines Group SA Class DI	213,861	1,237,010
Johnson Matthey PLC	33,649	960,680
Jupiter Fund Management PLC	166,927	363,278
Keller Group PLC	36,877	1,176,002
Kier Group PLC	46,599	130,028
Kingfisher PLC	95,124	368,298
Lloyds Banking Group PLC	2,412,644	3,310,840
Man Group PLC	26,172	96,856
NatWest Group PLC	231,551	1,869,107
OSB Group PLC	69,844	485,814
Polar Capital Holdings PLC	23,643	267,456
Serco Group PLC	22,433	79,756
Smith & Nephew PLC	124,703	1,865,786
Standard Chartered PLC	51,972	1,395,264
Tesco PLC	429,084	2,485,899
Vodafone Group PLC	1,652,120	2,478,549
		34,148,702
UNITED STATES — 7.4%
Aegon Ltd.	190,949	1,628,550
AP Moller - Maersk AS Class A	27	65,396
AP Moller - Maersk AS Class B	531	1,310,149
BP PLC (a)	310,856	2,184,410
Novartis AG	35,728	5,392,957
Roche Holding AG	11,214	4,730,985
Roche Holding AG Class BR, Bearer Shares	388	167,319
Sanofi SA	5,059	444,272
Shell PLC	41,607	1,747,082
		17,671,120
TOTAL COMMON STOCKS (Cost $187,862,329)		235,649,575
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (d) (e)	100	$100
State Street Navigator Securities Lending Portfolio II (f) (g)	12,851,653	12,851,653
TOTAL SHORT-TERM INVESTMENTS (Cost $12,851,753)		12,851,753
TOTAL INVESTMENTS — 104.7% (Cost $200,714,082)		248,501,328
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(11,193,842)
NET ASSETS — 100.0%		$237,307,486

(a)	All or a portion of the shares of the security are on loan at May 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.8% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$235,649,575	$—	$—	$235,649,575
Short-Term Investments	12,851,753	—	—	12,851,753
TOTAL INVESTMENTS	$248,501,328	$—	$—	$248,501,328
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Industry Breakdown as of May 31, 2026

% of Net Assets
Banks	18.1%
Pharmaceuticals	9.7
Machinery	5.6
Oil, Gas & Consumable Fuels	4.5
Auto Components	4.3
Metals & Mining	4.2
Semiconductors & Semiconductor Equipment	3.7
Construction & Engineering	3.4
Capital Markets	3.3
Insurance	3.2
Chemicals	2.6
Diversified Telecommunication Services	2.5
Marine	2.4
Electronic Equipment, Instruments & Components	2.2
Commercial Services & Supplies	2.1
Communications Equipment	2.1
Trading Companies & Distributors	1.9
Tobacco	1.8
Food Products	1.7
Electrical Equipment	1.5
Independent Power and Renewable Electricity Producers	1.4
Airlines	1.4
Electric Utilities	1.3
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	1.3
Consumer Staples Distribution & Retail	1.3
Health Care Providers & Services	1.2
Multi-Utilities	1.1
Gas Utilities	1.1
Wireless Telecommunication Services	1.0
Health Care Equipment & Supplies	0.8
Industrial Conglomerates	0.7
Automobiles	0.7
Financial Services	0.6
Textiles, Apparel & Luxury Goods	0.5
Ground Transportation	0.5
Energy Equipment & Services	0.4
Retail REITs	0.4
Building Products	0.3
Beverages	0.3
Containers & Packaging	0.2
Air Freight & Logistics	0.2
Diversified REITs	0.2
Hotels, Restaurants & Leisure	0.1
Leisure Equipment & Products	0.1
Diversified Consumer Services	0.1
Household Durables	0.0 *
Software	0.0 *
Transportation Infrastructure	0.0 *
IT Services	0.0 *
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,529,029	$5,529,029	$46,675,181	$52,204,110	$—	$—	100	$100	$127,499
State Street Navigator Securities Lending Portfolio II	4,505,110	4,505,110	60,502,438	52,155,895	—	—	12,851,653	12,851,653	15,746
Total		$10,034,139	$107,177,619	$104,360,005	$—	$—		$12,851,753	$143,245
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments (continued)
May 31, 2026 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2026 is disclosed in the Fund’s respective Schedule of Investments.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2026, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.